Advance to Vendors	6 Months Ended
Mar. 31, 2024
Advance to Vendors [Abstract]
ADVANCE TO VENDORS

NOTE 4 — ADVANCE TO VENDORS

Advance to vendors consisted of the following:

	March 31, 2024	September 30, 2023
	(Unaudited)
Prepayments for virtual technology services	$861,724	$277,952
Prepayments for digital assets development	1,858,357	3,723,351
Subtotal	2,720,081	4,001,303
Less: allowance for credit losses	(80,096)	(386,542)
	2,639,985	3,614,761
Less: advance to vendors - noncurrent	1,858,357	1,020,874
Advance to vendors – current	$781,628	$2,593,887

Advance to vendors primarily consisted of prepayments for virtual technology services, digital marketing and digital assets development outsourced to third party vendors. As of March 31, 2024 and September 30, 2023, allowance recorded of $80,096 and $386,542, respectively. As of March 31, 2024, $1,858,357 advances made to vendors for digital assets to be acquired was recorded advance to vendor — noncurrent in the balance sheets.